Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,658	$ 1,904
Mutual Funds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Fair value	$ 258	12
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fair value	$ 66	66
Quoted Debt Securities- Carried at Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Fair value	$ 307	330
Quoted Debt Securities Carried At F V O C I
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Fair value	$ 577	610
Commercial Paper
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fair value	$ 72	45
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fair value	$ 358	808
Unquoted Convertible Promissory Note
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model, etc
Fair value		2
Unquoted Equity And Preference Securities At FVOCI
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model, etc
Fair value	$ 15	21
Others
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model, etc
Fair value	$ 2	$ 10
Unquoted Equity And Preference Securities Carried At FVPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model, etc
Fair value	$ 3